Income taxes (Tables)	9 Months Ended
Dec. 31, 2011
Income taxes
Schedule of reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations

Period from August 5, 2011 (inception) to December 31, 2011
Income tax benefit using U.S. federal statutory rate	34.00%
State income taxes, net of federal benefit	5.47%
Research and development tax credits	1.70%
Permanent items	(3.93)%
Change in the valuation allowance	(37.24)%
Other	—

—%

Schedule of principal components of the Company's deferred tax assets

December 31, 2011
Deferred tax assets:
Net operating loss carryforwards	$750
Research and development credits	67
Stock-based compensation	22
Other	138

Gross deferred tax assets	977

Valuation allowance	(977)

Net deferred tax asset	—